Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ (2,403)	€ (1,974)
Charged to income statement	(204)	45
Charged to OCI	134	(319)
Net exchange differences	76	(109)
Disposal of a business	(8)	(5)
Transfers to disposal groups	0	(61)
Transfer to/from other headings	0	(1)
Transfer to/from current income tax	109	25
Other	2	(4)
Ending balance	(2,293)	(2,403)
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	15	776
Charged to income statement	(12)	(75)
Net exchange differences	0	1
Disposal of a business	0	(1)
Transfers to disposal groups	0	(685)
Transfer to/from other headings	0
Other	0
Ending balance	2	15
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,574)	3,336
Charged to income statement	170	(2,928)
Charged to OCI	436	(2,770)
Net exchange differences	38	139
Disposal of a business	2	1
Transfers to disposal groups	0	841
Transfer to/from other headings	118	(194)
Other	0
Ending balance	(809)	(1,574)
Insurance contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,449	(4,452)
Charged to income statement	(479)	3,380
Charged to OCI	(271)	2,256
Net exchange differences	(32)	(163)
Disposal of a business	(4)	(2)
Transfers to disposal groups	0	306
Transfer to/from other headings	0	122
Other	(1)
Ending balance	661	1,449
Deferred expenses and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(573)	(448)
Charged to income statement	12	(217)
Net exchange differences	19	(28)
Disposal of a business	0	0
Transfers to disposal groups	0	(1)
Transfer to/from other headings	0	121
Other	5
Ending balance	(537)	(573)
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(196)	(154)
Charged to income statement	6	(191)
Charged to OCI	(31)	252
Net exchange differences	7	(12)
Disposal of a business	0	0
Transfers to disposal groups	0	(94)
Transfer to/from other headings	0	3
Other	0
Ending balance	(214)	(196)
Tax losses and credits carried forward
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,287)	(988)
Charged to income statement	49	180
Net exchange differences	26	(24)
Disposal of a business	(8)	0
Transfers to disposal groups	(1)	(454)
Transfer to/from other headings	0	(27)
Transfer to/from current income tax	109	25
Other	(1)
Ending balance	(1,112)	(1,287)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(235)	(45)
Charged to income statement	51	(105)
Charged to OCI		(56)
Net exchange differences	18	(22)
Disposal of a business	2	(3)
Transfers to disposal groups	1	26
Transfer to/from other headings	(118)	(26)
Other	(2)	(4)
Ending balance	€ (284)	€ (235)